                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2007

Date of Reporting Period:  June 30, 2007

Item 1.  Reports to Stockholders

                          NAVELLIER PERFORMANCE FUNDS


                                                          2007 SEMIANNUAL REPORT


                                                  Mid Cap Growth Portfolio
                                                  Aggressive Micro Cap Portfolio
                                                  Fundamental 'A' Portfolio









                                   (GRAPHIC)














                                           (NAVELLIER CALCULATED INVESTING LOGO)

                                    SEMIANNUAL REPORT, June 30, 2007 (unaudited)
                                                     Navellier Performance Funds

                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

We witnessed solid absolute performance from all three portfolios for the first six months of 2007, but what deserves special mention was the outstanding performance of the Fundamental 'A' Portfolio which returned 20.47% versus 7.11% for the Russell 3000 Index. Below we discuss the portfolios in depth, beginning with Navellier's top performer for the first six months of the year.

NAVELLIER FUNDAMENTAL 'A' PORTFOLIO MID-YEAR REVIEW: The first half of the year was very strong for the Navellier Fundamental 'A' Portfolio. Outperformance came in the energy, industrial, and technology sectors. Stock selection was very beneficial to the portfolio along with sector allocation. Because this portfolio relies on an eight factor fundamental model, the criteria for inclusion is very stringent. This stringent process helps identify the companies that have the fundamentals Wall Street is looking for. Of the several names that passed this criteria were CommScope, which over the first six months returned over 90%, and General Cable Corp. which returned over 73% for the first half of the year. These are just a couple of names that had the strong fundamentals we look for, and as one can see these fundamentals were definitely rewarded.

The 1(st) and 4(th) quarters are typically very strong for our portfolios and we feel confident that this year should be no different. After pushing through the early summer market doldrums the portfolio held up pretty well through an unprecedented bout of volatility that wreaked havoc on the markets after the end of the 2(nd) quarter. The subprime meltdown and de-leveraging of hedge funds presented difficult tests for investor confidence. We believe the markets



(FUNDAMENTAL 'A' PORTFOLIO GRAPHIC)

                                      FUNDAMENTAL 'A'       RUSSELL 3000
                                 -----------------------    ------------


05/02/05                                 10000.00             10000.00
05/31/05                                 10200.00             10326.00
06/30/05                                 10630.00             10398.00
07/31/05                                 11320.00             10825.00
08/31/05                                 11470.00             10722.00
09/30/05                                 11830.00             10815.00
10/31/05                                 11330.00             10613.00
11/30/05                                 12130.00             11027.00
12/31/05                                 11865.00             11037.00
06/30/06                                 13227.00             11393.00
12/31/06                                 12716.00             12773.00
06/30/07                                 15319.00             13681.00




                            FUNDAMENTAL 'A' PORTFOLIO



TOTAL RETURNS
FOR PERIODS ENDED                  RUSSELL
JUNE 30, 2007*             FUND      3000
------------------------------------------


Six Months                20.47%     7.11%
One Year                  15.82%    20.07%
Since Inception**         21.81%    15.58%
Value of a $10,000
  investment over Life
  of Fund**              $15,319   $13,681



 * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

 ** Inception May 2, 2005




(MID CAP GROWTH PORTFOLIO GRAPHIC)

                        MID CAP        RUSSELL MID    RUSSELL 2000
                       GROWTH  R       CAP GROWTH       GROWTH
                    ---------------    -----------    ------------


6/30/97                 10000.00         10000.00       10000.00
12/31/97                11387.00         11086.00       10734.00
6/30/98                 12651.00         12402.00       11320.00
12/31/98                12788.00         13067.00       10866.00
6/30/99                 18944.00         14921.00       12259.00
12/31/99                29025.00         19769.00       15548.00
6/30/00                 29658.00         22170.00       15740.00
12/31/00                30079.00         17446.00       12061.00
6/30/01                 22803.00         15185.00       12066.00
12/31/01                21916.00         13931.00       10949.00
6/30/02                 19751.00         11186.00        9049.00
12/31/02                16913.00         10114.00        7635.00
6/30/03                 19409.00         12009.00        9111.00
12/31/03                22208.00         14433.00       11341.00
6/30/04                 22443.00         15291.00       11985.00
12/31/04                25408.00         16668.00       12963.00
6/30/05                 26050.00         16952.00       12499.00
12/31/05                28528.00         18684.00       13503.00
6/30/06                 30245.00         19161.00       14322.00
12/31/06                30003.00         20673.00       15305.00
6/30/07                 32302.00         22940.00       16733.00




                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS



TOTAL RETURNS
FOR PERIODS                 RUSSELL   RUSSELL
ENDED                       MID CAP     2000
JUNE 30, 2007*      FUND     GROWTH    GROWTH
---------------------------------------------


Six Months          7.65%    10.97%     9.33%
One Year            6.79%    19.73%    16.83%
Annualized Five
 Year              10.34%    15.45%    13.08%
Annualized Ten
 Year              12.44%     8.66%     5.28%
Value of a
 $10,000
 investment
 over Ten Years   $32,302   $22,940   $16,733



 * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

NAVELLIER PERFORMANCE FUNDS




will digest all the subprime woes and the Fed will step in and cut rates to help stabilize the U.S. housing markets. As the Fed cuts rates delinquencies will decrease and the markets should once again resume their strong bull run. We live in a global economy with growth rates exceeding all historical norms. China and India are just getting ramped up building infrastructure which benefits our U.S. exporters and multinational companies. We have a lot of exposure to industrial and material stocks which are building the global infrastructure, and as these countries continue to grow global demand and growth will overshadow the current U.S. mortgage problems.

In summary, as the Fed steps into the U.S. markets and helps stabilize our economy the markets will once again become focused on fundamentals. Because the Navellier Fundamental 'A' Portfolio focuses exclusively on the best run, most profitable companies they have the best fundamentals in our entire stock universe. We also believe as the global economy continues to grow, many of the holdings in our portfolio will benefit from this global trade as we do have a lot of exposure to industrial and material stocks which are building the global infrastructure.

NAVELLIER MID CAP GROWTH PORTFOLIO MID-YEAR REVIEW: The upward trend in the market continued during the first half of 2007 as the Navellier Mid Cap Growth Portfolio gained 7.65%. The Russell Mid Cap Growth Index gained 10.97% for the first six months.

Sector allocation was the key detractor of relative portfolio performance as the market began to rotate during the second quarter into stocks that had not appreciated during the first quarter. During the first half of 2007, the sectors that aided overall portfolio performance included the materials, staples, and utilities sectors. The sectors that detracted the most from relative portfolio performance included the consumer discretionary, technology, and energy sectors. In terms of sector weighting, the three sectors where the portfolio is currently most overweight relative to the index include: healthcare (+5.37%), utilities (+1.01%), and materials (+0.63%). The three sectors where the portfolio is most underweight relative to the index include energy (-6.51%), durables (-1.82%), and transportation (-1.06%).




(AGGRESSIVE MICRO CAP PORTFOLIO GRAPHIC)

                                  AGGRESSIVE         RUSSELL 2000
                                  MICRO CAP             GROWTH       RUSSELL 2000
                           ----------------------    ------------    ------------


3/17/97                           10000.00             10000.00        10000.00
6/30/97                           11432.00             11168.00        11146.00
12/31/97                          13276.00             11988.00        12377.00
6/30/98                           14090.00             12642.00        12987.00
12/31/98                          13289.00             12135.00        12062.00
6/30/99                           13856.00             13691.00        13181.00
12/31/99                          15254.00             17364.00        14626.00
6/30/00                           23288.00             17578.00        15071.00
12/31/00                          18888.00             13470.00        14185.00
6/30/01                           17246.00             13475.00        15156.00
12/31/01                          16141.00             12228.00        14536.00
6/30/02                           16714.00             10106.00        13853.00
12/31/02                          12480.00              8526.00        11559.00
6/30/03                           13912.00             10175.00        13626.00
12/31/03                          17553.00             12665.00        17021.00
6/30/04                           18140.00             13385.00        18172.00
12/31/04                          19209.00             14477.00        20140.00
6/30/05                           18287.00             13958.00        19888.00
12/31/05                          19887.00             15079.00        21056.00
6/30/06                           20795.00             15994.00        22784.00
12/31/06                          21843.00             17091.00        24922.00
6/30/07                           23416.00             18686.00        26531.00




                         AGGRESSIVE MICRO CAP PORTFOLIO



TOTAL RETURNS                                 RUSSELL
FOR PERIODS ENDED                               2000    RUSSELL
JUNE 30, 2007*                        FUND     GROWTH     2000
---------------------------------------------------------------

Six Months                            7.20%     9.33%     6.46%
One Year                             12.60%    16.83%    16.43%
Annualized Five Year                  6.98%    13.08%    13.88%
Annualized Since Inception**          8.62%     6.26%     9.94%
Value of a $10,000 investment over
 Life of Fund**                     $23,416   $18,686   $26,531



 * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

 ** Inception March 17, 1997

                                                     NAVELLIER PERFORMANCE FUNDS


Individual contributors to positive portfolio performance include: MEMC Electronic Materials which soared 56.16%, Nuance Communications which gained 45.99%, and Holly Corp. in the energy sector which gained 44.34%. Holdings which did not live up to expectations included Nutri System Inc. which declined by 34.14%, NVIDIA Corp. which gave up 20.90%, and Brocade Communication System which lost 20.20% of value during the first six months of 2007.

Despite slightly trailing the benchmark during the first six months of 2007 due to a tough relative second quarter, we remain confident that the portfolio will quickly regain its relative footing during the second half of 2007, as growth stocks continue to outperform value stocks. The 1(st) and 4(th) quarters tend to be strong on an absolute and relative basis for the portfolio and we believe that the second half of the year will yield stronger relative performance during what we believe will be a solid fourth-quarter market advancement.

NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO MID-YEAR REVIEW: The Navellier Aggressive Micro Cap Growth Portfolio was also in positive territory for the period, capturing 7.20%, but underperformed the Russell 2000 Growth Index, which gained 9.33%.

Sector allocation was the primary cause of the slight underperformance experienced during the first half of 2007 as stock selection aided relative performance. The durables, healthcare, and transportation sectors contributed the greatest amount to positive relative portfolio performance, while the consumer discretionary, materials, and tech sectors did not live up to expectations. Medtox Scientific Inc. (+144.37%), Bolt Technology Corp. (+97.49%), and General Cable Corp. (+73.30%) were the three holdings that contributed the most to positive portfolio performance. The three stocks that diminished portfolio performance the most included Amrep Corp. (-59.96%), Daktronics Inc. (-44.12%), and First Consulting Group. (-34.45%).

The three sectors where the portfolio is currently overweight relative to the index include the industrials (+5.61%), staples (+4.67%), and telecommunications (+3.46%) sectors. The three sectors where the portfolio is underweight relative to the index include healthcare (-5.39%), technology (-5.11%), and energy (-2.52%). As the growth versus value differential continues to grow and favor growth stocks, we believe that the Navellier Aggressive Micro Cap Portfolio will soon regain positive alpha relative to the benchmark, the Russell 2000 Growth Index.

In summary, as the Fed steps into the U.S. markets and helps stabilize our economy, the markets will once again become focused on fundamentals. We attempt to buy only the most solid fundamental stocks in our portfolios. Secondly, we believe as the global economy continues to grow many of the holdings in our portfolios will benefit from this global trade.

We encourage you to visit our website at www.navellier.com for regular updates on the funds and for our free market commentary, Marketmail.

Sincerely,

-s- Louis G. Navellier
LOUIS G. NAVELLIER
Chief Investment Officer/CEO

-s- Arjen Kuyper
ARJEN KUYPER
President/COO

-s- Michael J. Borgen
MICHAEL J. BORGEN
Portfolio Manager

-s- Shawn Price
SHAWN PRICE
Portfolio Manager

NAVELLIER PERFORMANCE FUNDS




PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO                               June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

(SECTOR WEIGHTINGS GRAPH)



Computer
  Software &
  Services       10.5
Producer
  Manufactur-
  ing             7.4
Retail            7.3
Financial
  Services        7.3
Energy            4.8
Telecommuni-
  cations
  Equipment &
  Services        4.8
Medical
  Equipment &
  Supplies        4.5
Business
  Services        4.5
Oil/Gas           4.4
Apparel           3.4
Semiconduc-
  tors            3.4
Consumer
  Products &
  Services        3.3
Healthcare
  Products &
  Services        3.1
Electronic
  Instruments
  & Controls      2.7
Insurance         2.6
Healthcare
  Facilities      2.6
Electronics       2.4
Recreational
  Activities      2.4
Waste
  Management      2.1
Correctional
  Institu-
  tions           2.0
Software &
  Programming     1.7
Wire & Cable
  Products        1.7
Iron & Steel      1.5
Pharmaceuti-
  cals            1.5
Miscellaneous
  Fabricated
  Products        1.4
Chemicals         1.3
Retail -
  Eating &
  Drinking
  Places          1.0
Aerospace/De-
  fense           1.0
Medical
  Specialties     0.9
Real Estate
  Investment
  Trust           0.9
Biological
  Products        0.9
Short-Term
  Investments     0.4

*PERCENTAGE BASED ON TOTAL INVESTMENTS.



 SHARES                               MARKET VALUE



COMMON STOCKS - 99.3%
AEROSPACE/DEFENSE - 1.0%
  29,675     Rockwell Collins          $  2,096,242
                                       ------------
APPAREL - 3.4%
  51,500     Coach, Inc.*                 2,440,585
  37,100     Phillips-Van Heusen
                Corp.                     2,247,147
  25,125     VF Corp.                     2,300,948
                                       ------------
                                          6,988,680
                                       ------------
BIOLOGICAL PRODUCTS - 0.9%
  49,300     ImClone Systems*             1,743,248
                                       ------------
BUSINESS SERVICES - 4.5%
  86,200     Convergys Corp.*             2,089,488
  20,050     ITT Educational
                Services, Inc.*           2,353,469
  27,550     Manpower, Inc.               2,541,212
  34,675     Ritchie Bros.
                Auctioneers, Inc.         2,171,349
                                       ------------
                                          9,155,518
                                       ------------
CHEMICALS - 1.3%
  55,300     Church & Dwight Co.,
                Inc.                      2,679,838
                                       ------------
COMPUTER SOFTWARE & SERVICES - 10.5%
 232,300     Brocade Communications
                Systems, Inc.*            1,816,586
  72,900     Electronic Data Systems
                Corp.                     2,021,517
  47,500     FactSet Research
                Systems, Inc.             3,246,625
 250,000     Hlth Corp.*                  3,502,499
 151,200     Juniper Networks, Inc.*      3,805,703
  31,700     Lexmark International
                Group, Inc. - Class
                A*                        1,563,127
 196,650     Nuance Communications,
                Inc.*                     3,289,955
  52,525     Zebra Technologies
                Corp.*                    2,034,819
                                       ------------
                                         21,280,831
                                       ------------
CONSUMER PRODUCTS & SERVICES - 3.3%
 163,100     Alberto - Culver Co.         3,868,732
  82,600     The Goodyear Tire &
                Rubber Co.*               2,871,176
                                       ------------
                                          6,739,908
                                       ------------
CORRECTIONAL INSTITUTIONS - 2.0%
  65,900     Corrections Corporation
                of America*               4,158,949
                                       ------------
ELECTRONIC INSTRUMENTS & CONTROLS - 2.7%
  76,175     Amphenol Corp. - Class
                A                         2,715,639
  71,900     Avnet, Inc.*                 2,850,116
                                       ------------
                                          5,565,755
                                       ------------
ELECTRONICS - 2.4%
  72,800     Hasbro, Inc.                 2,286,648
 101,275     Mattel, Inc.                 2,561,245
                                       ------------
                                          4,847,893
                                       ------------


                                                     NAVELLIER PERFORMANCE FUNDS



PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO                   June 30, 2007 (unaudited) (continued)

--------------------------------------------------------------------------------

 SHARES                               MARKET VALUE

ENERGY - 4.8%
  41,900     Allegheny Energy, Inc.*      2,167,906
  40,675     Constellation Energy
                Group                     3,545,640
 133,700     Quanta Services*             4,100,579
                                       ------------
                                          9,814,125
                                       ------------
FINANCIAL SERVICES - 7.3%
  36,475     Ameriprise Financial,
                Inc.                      2,318,716
   4,050     Chicago Mercantile
                Exchange Holdings,
                Inc.                      2,164,158
  23,000     Intercontinental
                Exchange, Inc.*           3,400,550
  23,700     Jones Lang LaSalle,
                Inc.                      2,689,950
  49,200     T. Rowe Price Group,
                Inc.                      2,552,988
  42,800     The First Marblehead
                Corp.                     1,653,792
                                       ------------
                                         14,780,154
                                       ------------
HEALTHCARE FACILITIES - 2.6%
  38,900     Manor Care, Inc.             2,539,781
  44,300     Universal Health
                Services, Inc. -
                 Class B                  2,724,450
                                       ------------
                                          5,264,231
                                       ------------
HEALTHCARE PRODUCTS & SERVICES - 3.1%
  36,500     Health Net, Inc.*            1,927,200
  48,300     WellCare Health Plans,
                Inc.*                     4,371,633
                                       ------------
                                          6,298,833
                                       ------------
INSURANCE - 2.6%
  70,700     CNA Financial Corp.          3,371,683
  48,400     Philadelphia
                Consolidated
                Holding Corp.*            2,023,120
                                       ------------
                                          5,394,803
                                       ------------
IRON & STEEL - 1.5%
  29,775     Allegheny Technologies,
                Inc.                      3,122,802
                                       ------------
MEDICAL EQUIPMENT & SUPPLIES - 4.5%
  57,000     DENTSPLY International,
                Inc.                      2,180,820
  16,000     Intuitive Surgical,
                Inc.*                     2,220,320
  32,900     Laboratory Corporation
                of America
                Holdings*                 2,574,754
  43,775     Thermo Fisher
                Scientific, Inc.*         2,264,043
                                       ------------
                                          9,239,937
                                       ------------
MEDICAL SPECIALTIES - 0.9%
  45,900     St. Jude Medical, Inc.*      1,904,391
                                       ------------
MISCELLANEOUS FABRICATED PRODUCTS - 1.4%
  38,700     Chaparral Steel Co.          2,781,369
                                       ------------
OIL/GAS - 4.4%
  26,900     FMC Technologies, Inc.*      2,131,018
  60,100     Holly Corp.                  4,458,819
  22,100     National-Oilwell Varco,
                Inc.*                     2,303,704
                                       ------------
                                          8,893,541
                                       ------------
PHARMACEUTICALS - 1.5%
  54,100     Celgene*                     3,101,553
                                       ------------
PRODUCER MANUFACTURING - 7.4%
  61,600     Albermarle Corp.             2,373,448
  92,900     Owens-Illinois, Inc.*        3,251,500
  34,200     PACCAR, Inc.                 2,976,768
  19,950     Precision Castparts
                Corp.                     2,421,132
  48,500     The Manitowoc Co.,
                Inc.                      3,898,429
                                       ------------
                                         14,921,277
                                       ------------
REAL ESTATE INVESTMENT TRUST - 0.9%
  17,825     Boston Properties,
                Inc.                      1,820,467
                                       ------------
RECREATIONAL ACTIVITIES - 2.4%
  42,600     Starwood Hotels &
                Resorts Worldwide,
                Inc.*                     2,857,182
  21,750     Wynn Resorts, Ltd.           1,950,758
                                       ------------
                                          4,807,940
                                       ------------
RETAIL - 7.3%
  19,625     AutoZone, Inc.*              2,681,168
  47,400     Dick's Sporting Goods,
                Inc.*                     2,757,258
  38,200     J.C. Penney Co., Inc.        2,764,916
  68,400     RadioShack Corp.             2,266,776
 158,200     The Kroger Co.               4,450,165
                                       ------------
                                         14,920,283
                                       ------------
RETAIL - EATING & DRINKING PLACES - 1.0%
  64,700     YUM! Brands, Inc.            2,116,984
                                       ------------
SEMICONDUCTORS - 3.4%
  53,150     MEMC Electronic
                Materials, Inc.*          3,248,528
  90,500     NVIDIA Corp.*                3,738,555
                                       ------------
                                          6,987,083
                                       ------------
SOFTWARE & PROGRAMMING - 1.7%
  46,200     Cognizant Technology
                Solutions Corp.*          3,469,158
                                       ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.8%
  43,500     EchoStar Communications
                Corp.*                    1,886,595
 264,100     Qwest Communications
                International,
                Inc.*                     2,561,770
  83,700     SBA Communications
                Corp.*                    2,811,483
  27,700     United States Cellular
                Corp.*                    2,509,620
                                       ------------
                                          9,769,468
                                       ------------
WASTE MANAGEMENT - 2.1%
  97,250     Stericycle, Inc.*            4,323,735
                                       ------------
WIRE & CABLE PRODUCTS - 1.7%
  44,700     General Cable Corp.*         3,386,025
                                       ------------
TOTAL COMMON STOCKS
  (COST $171,227,460)                   202,375,021
                                       ------------
MONEY MARKET FUNDS - 0.4%
 915,231     FBR Fund for Government
                Investors                   915,231
                                       ------------
TOTAL INVESTMENTS - 99.7%
  (COST $172,142,690)                   203,290,252
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                        533,438
                                       ------------
NET ASSETS - 100.0%                    $203,823,690
                                       ============



----------------------

* Non-income producing.

                       See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS




PORTFOLIO OF INVESTMENTS
AGGRESSIVE MICRO CAP PORTFOLIO                         June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

(SECTOR WEIGHTING GRAPH)



Computer
  Software &
  Services       13.2
Electronic
  Instruments
  & Controls      5.9
Short-Term
  Investments     5.1
Commercial
  Services        5.0
Food,
  Beverage &
  Tobacco         4.9
Telecommuni-
  cations
  Equipment &
  Services        4.7
Retail -
  Eating &
  Drinking
  Places          4.6
Producer
  Manufactur-
  ing             4.3
Business
  Services        4.0
Financial
  Services        3.4
Healthcare
  Products &
  Services        3.3
Medical
  Laborato-
  ries            3.2
Medical
  Devices         3.1
Regional
  Banks &
  Thrifts         3.1
Oil Field
  Machinery &
  Equipment       2.8
Engineering
  Services        2.8
Miscellaneous
  Fabricated
  Products        2.6
Retail            2.5
Metals            2.4
Pharmaceuti-
  cals            2.4
Entertainment
  & Leisure       2.4
Transporta-
  tion            2.2
Chemicals         1.9
Insurance         1.7
Wire & Cable
  Products        1.6
Real Estate
  Investment
  Trust           1.3
Personal
  Services        1.2
Healthcare
  Facilities      1.0
Electrical
  Equipment       1.0
Building
  Materials &
  Construc-
  tion            0.9
Oil/Gas           0.8
Internet
  Services        0.7
Consumer
  Products &
  Services        0.4

*PERCENTAGE BASED ON TOTAL INVESTMENTS.






 SHARES                                              MARKET VALUE



COMMON STOCKS - 95.3%
BUILDING MATERIALS & CONSTRUCTION - 0.9%
                17,700     U.S. Home Systems, Inc.*    $   176,115
                                                       -----------
BUSINESS SERVICES - 4.0%
                 5,175     Ambassadors
                               International, Inc.         172,121
                10,100     Omnicell, Inc.*                 209,878
                12,600     Transcend Services,
                               Inc.*                       238,518
                 3,975     Watson Wyatt Worldwide,
                               Inc.                        200,658
                                                       -----------
                                                           821,175
                                                       -----------
CHEMICALS - 1.9%
                 8,950     KMG Chemicals, Inc.             236,549
                 6,200     Quaker Chemical Corp.           146,320
                                                       -----------
                                                           382,869
                                                       -----------
COMMERCIAL SERVICES - 5.0%
                 7,775     Cenveo, Inc.*                   180,302
                 2,905     Equifax                         129,040
                13,615     Hub Group, Inc. - Class
                               A*                          478,704
                 4,860     Steiner Leisure Ltd.*           238,723
                                                       -----------
                                                         1,026,769
                                                       -----------
COMPUTER SOFTWARE & SERVICES - 13.2%
                13,225     Ansoft Corp.*                   390,005
                14,200     Applix, Inc.*                   233,590
                14,030     Blackbaud, Inc.                 309,782
                 5,300     Blue Coat Systems, Inc.*        262,456
                20,820     Concur Technologies,
                               Inc.*                       475,736
                10,825     Internap Network
                               Services Corp.*             156,097
                15,325     Internet Gold-Golden
                               Lines Ltd. ADR*             188,957

                                                     NAVELLIER PERFORMANCE FUNDS



PORTFOLIO OF INVESTMENTS
AGGRESSIVE MICRO CAP PORTFOLIO             June 30, 2007 (unaudited) (continued)

--------------------------------------------------------------------------------

 SHARES                                              MARKET VALUE

                18,090     Mentor Graphics Corp.*          238,245
                12,875     Tyler Technologies,
                               Inc.*                       159,779
                11,310     VASCO Data Security
                               International, Inc.*        257,416
                                                       -----------
                                                         2,672,063
                                                       -----------
CONSUMER PRODUCTS & SERVICES - 0.4%
                 9,775     CCA Industries, Inc.             88,268
                                                       -----------
ELECTRICAL EQUIPMENT - 1.0%
                 6,975     The Eastern Co.                 202,694
                                                       -----------
ELECTRONIC INSTRUMENTS & CONTROLS - 5.9%
                 6,130     II-VI, Inc.*                    166,552
                 7,975     Jinpan International
                               Ltd.                        153,120
                 2,975     OYO Geospace Corp.*             220,714
                28,950     Simclar, Inc.*                  177,464
                15,900     Spectrum Control, Inc.*         268,391
                10,350     Trio-Tech International         206,483
                                                       -----------
                                                         1,192,724
                                                       -----------
ENGINEERING SERVICES - 2.8%
                 9,000     Edac Technologies Corp.*         83,520
                12,910     Infrasource Services,
                               Inc.*                       478,961
                                                       -----------
                                                           562,481
                                                       -----------
ENTERTAINMENT & LEISURE - 2.4%
                 5,335     Vail Resorts, Inc.*             324,741
                19,500     VCG Holding Corp.*              157,950
                                                       -----------
                                                           482,691
                                                       -----------
FINANCIAL SERVICES - 3.4%
                 7,655     Cash America
                               International, Inc.         303,520
                10,275     First Cash Financial
                               Services, Inc.*             240,846
                11,435     Ocwen Financial Corp.*          152,429
                                                       -----------
                                                           696,795
                                                       -----------
FOOD, BEVERAGE & TOBACCO - 4.9%
                13,760     Lifeway Foods, Inc.*            155,350
                19,374     National Beverage Corp.         222,995
                10,910     Perdigao S.A. ADR               416,980
                 5,200     The Boston Beer Company,
                               Inc.*                       204,620
                                                       -----------
                                                           999,945
                                                       -----------
HEALTHCARE FACILITIES - 1.0%
                14,350     Sun Healthcare Group,
                               Inc.*                       207,932
                                                       -----------
HEALTHCARE PRODUCTS & SERVICES - 3.3%
                 7,150     Healthcare Services
                               Group, Inc.                 210,925
                10,237     Meridian Bioscience,
                               Inc.                        221,733
                24,300     Radnet, Inc.*                   231,579
                                                       -----------
                                                           664,237
                                                       -----------
INSURANCE - 1.7%
                16,400     Meadowbrook Insurance
                               Group, Inc.*                179,744
                 5,275     Tower Group, Inc.               168,273
                                                       -----------
                                                           348,017
                                                       -----------
INTERNET SERVICES - 0.7%
                22,000     Health Grades, Inc.*            143,220
                                                       -----------
MEDICAL DEVICES - 3.1%
                16,375     Angeion Corp.*                  132,638
                 8,175     PSS World Medical, Inc.*        148,949
                10,950     Rochester Medical Corp.*        164,469
                 8,400     Zoll Medical Corp.*             187,403
                                                       -----------
                                                           633,459
                                                       -----------
MEDICAL LABORATORIES - 3.2%
                 6,950     Bio-Reference
                               Laboratories, Inc.*         190,083
                15,990     MEDTOX Scientific, Inc.*        468,507
                                                       -----------
                                                           658,590
                                                       -----------
METALS - 2.4%
                 4,550     Ladish Co., Inc.*               195,650
                14,000     North American
                               Galvanizing &
                               Coatings, Inc.*             120,120
                 5,100     Synalloy Corp.                  177,990
                                                       -----------
                                                           493,760
                                                       -----------
MISCELLANEOUS FABRICATED PRODUCTS - 2.6%
                17,425     Smith & Wesson Holding
                               Corp.*                      291,869
                 3,400     Valmont Industries,
                               Inc.                        247,384
                                                       -----------
                                                           539,253
                                                       -----------
OIL FIELD MACHINERY & EQUIPMENT - 2.8%
                12,800     Bolt Technology Corp.*          563,712
                                                       -----------
OIL/GAS - 0.8%
                 5,625     Crosstex Energy, Inc.           161,606
                                                       -----------
PERSONAL SERVICES - 1.2%
                 3,625     Nutri/System, Inc.*             253,170
                                                       -----------
PHARMACEUTICALS - 2.4%
                16,000     American Oriental
                               Bioengineering,
                               Inc.*                       142,400
                19,190     BioMarin Pharmaceutical,
                               Inc.*                       344,269
                                                       -----------
                                                           486,669
                                                       -----------
PRODUCER MANUFACTURING - 4.3%
                 3,400     AEP Industries, Inc.*           153,034
                 5,325     GenTek, Inc.*                   187,547
                 7,220     MFRI, Inc.*                     202,088
                 4,545     Twin Disc, Inc.                 326,830
                                                       -----------
                                                           869,499
                                                       -----------
REAL ESTATE INVESTMENT TRUST - 1.3%
                 4,200     BRT Realty Trust                109,242
                19,325     Supertel Hospitality,
                               Inc.                        163,683
                                                       -----------
                                                           272,925
                                                       -----------
REGIONAL BANKS & THRIFTS - 3.1%
                 5,112     Preferred Bank                  204,480
                 4,875     Prosperity Bancshares,
                               Inc.                        159,705
                 6,240     Smithtown Bancorp, Inc.         158,309
                 6,380     Timberland Bancorp,
                               Inc.                        100,166
                                                       -----------
                                                           622,660
                                                       -----------

NAVELLIER PERFORMANCE FUNDS




PORTFOLIO OF INVESTMENTS
AGGRESSIVE MICRO CAP PORTFOLIO             June 30, 2007 (unaudited) (continued)

--------------------------------------------------------------------------------

 SHARES                                              MARKET VALUE

RETAIL - 2.5%
                13,150     Casual Male Retail
                               Group, Inc.*                132,815
                 3,335     Duckwall-ALCO Stores,
                               Inc.*                       124,396
                 6,375     The Buckle, Inc.                251,175
                                                       -----------
                                                           508,386
                                                       -----------
RETAIL - EATING & DRINKING PLACES - 4.6%
                 9,525     Famous Dave's of
                               America, Inc.*              212,217
                26,160     Grill Concepts, Inc.*           186,259
                16,620     Morgan's Foods, Inc.*           184,316
                24,000     Noble Roman's, Inc.*            177,600
                18,550     Rick's Cabaret
                               International, Inc.*        172,515
                                                       -----------
                                                           932,907
                                                       -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.7%
                15,095     D&E Communications,
                               Inc.                        276,841
                 6,075     NICE Systems Ltd. ADR*          211,046
                 9,890     NTELOS Holdings Corp.           273,360
                19,620     SRS Labs, Inc.*                 191,295
                                                       -----------
                                                           952,542
                                                       -----------
TRANSPORTATION - 2.2%
                 8,275     Horizon Lines, Inc.             271,089
                10,875     Kreisler Manufacturing
                               Corp.*                      168,780
                                                       -----------
                                                           439,869
                                                       -----------
WIRE & CABLE PRODUCTS - 1.6%
                 4,230     General Cable Corp.*            320,423
                                                       -----------
TOTAL COMMON STOCKS
  (COST $15,462,453)                                    19,377,425
                                                       -----------
MONEY MARKET FUNDS - 5.1%
             1,047,985     FBR Fund for Government
                               Investors                 1,047,985
                                                       -----------
TOTAL INVESTMENTS - 100.4%
  (COST $16,510,438)                                    20,425,410
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)            (74,296)
                                                       -----------
NET ASSETS - 100.0%                                    $20,351,114
                                                       ===========

----------------------


* Non-income producing.

ADR - American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS



PORTFOLIO OF INVESTMENTS
FUNDAMENTAL 'A' PORTFOLIO                              June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

(SECTOR WEIGHTINGS GRAPH)



Miscellaneous
  Fabricated
  Products       10.40
Semiconduc-
  tors            9.20
Oil/Gas           8.80
Producer
  Manufactur-
  ing             7.50
Electronic
  Instruments
  & Controls      7.10
Computer
  Software &
  Services        6.70
Telecommuni-
  cations
  Equipment &
  Services        5.60
Financial
  Services        5.00
Healthcare
  Products &
  Services        4.30
Media             3.70
Apparel           3.50
Wire & Cable
  Products        3.50
Insurance         3.30
Transporta-
  tion            3.10
Medical
  Laborato-
  ries            2.90
Personal
  Services        2.80
Short-Term
  Investments     2.50
Electronics       2.50
Retail            2.40
Business
  Services        2.10
Medical
  Devices         2.10
Electric
  Services        1.60

*PERCENTAGE BASED ON TOTAL INVESTMENTS.




 SHARES                                              MARKET VALUE



COMMON STOCKS - 98.1%
APPAREL - 3.5%
                 4,900     Guess?, Inc.                $   235,396
                 9,000     The Warnaco Group, Inc.*        354,060
                                                       -----------
                                                           589,456
                                                       -----------
BUSINESS SERVICES - 2.1%
                 4,900     Huron Consulting Group,
                               Inc.*                       357,749
                                                       -----------
COMPUTER SOFTWARE & SERVICES - 6.7%
                   855     Google, Inc. - Class A*         447,490
                29,350     VASCO Data Security
                               International, Inc.*        668,006
                                                       -----------
                                                         1,115,496
                                                       -----------
ELECTRIC SERVICES - 1.6%
                 3,700     Exelon                          268,620
                                                       -----------
ELECTRONIC INSTRUMENTS & CONTROLS - 7.1%
                11,400     AZZ, Inc.*                      383,610
                 4,800     Ceradyne, Inc.*                 355,008
                 9,425     FLIR Systems, Inc.*             435,906
                                                       -----------
                                                         1,174,524
                                                       -----------
ELECTRONICS - 2.5%
                13,050     Hasbro, Inc.                    409,901
                                                       -----------
FINANCIAL SERVICES - 5.0%
                 3,700     Merrill Lynch & Co.,
                               Inc.                        309,246
                 3,300     Morgan Stanley                  276,804
                 1,150     The Goldman Sachs Group,
                               Inc.                        249,263
                                                       -----------
                                                           835,313
                                                       -----------
HEALTHCARE PRODUCTS & SERVICES - 4.3%
                 5,525     NBTY, Inc.*                     238,680
                 5,250     WellCare Health Plans,
                               Inc.*                       475,178
                                                       -----------
                                                           713,858
                                                       -----------
INSURANCE - 3.3%
                 3,550     Arch Capital Group Ltd.
                               ADR*                        257,517
                 6,550     Willis Group Holdings
                               Ltd.                        288,593
                                                       -----------
                                                           546,110
                                                       -----------
MEDIA - 3.7%
                21,000     Arris Group, Inc.*              369,390
                51,700     Gemstar-TV Guide
                               International, Inc.*        254,364
                                                       -----------
                                                           623,754
                                                       -----------
MEDICAL DEVICES - 2.1%
                23,000     Rochester Medical Corp.*        345,460
                                                       -----------
MEDICAL LABORATORIES - 2.9%
                 4,825     Core Laboratories N.V.*         490,654
                                                       -----------
MISCELLANEOUS FABRICATED PRODUCTS - 10.4%
                 6,700     Arcelor Mittal ADR              418,080
                 6,350     Chaparral Steel Co.             456,374
                 9,025     CommScope, Inc.*                526,608
                 4,050     McDermott International,
                               Inc.*                       336,636
                                                       -----------
                                                         1,737,698
                                                       -----------
OIL/GAS - 8.8%
                24,250     Global Industries, Ltd.*        650,385
                 5,400     National-Oilwell Varco,
                               Inc.*                       562,896
                 2,375     Transocean, Inc.*               251,703
                                                       -----------
                                                         1,464,984
                                                       -----------

NAVELLIER PERFORMANCE FUNDS




PORTFOLIO OF INVESTMENTS
FUNDAMENTAL 'A' PORTFOLIO                    June 30, 2007 unaudited (continued)

--------------------------------------------------------------------------------

 SHARES                                              MARKET VALUE

PERSONAL SERVICES - 2.8%
                 6,565     Nutri/System, Inc.*             458,500
                                                       -----------
PRODUCER MANUFACTURING - 7.5%
                 7,300     Perini Corp.*                   449,169
                 4,550     Precision Castparts
                               Corp.                       552,188
                 3,050     The Manitowoc Co., Inc.         245,159
                                                       -----------
                                                         1,246,516
                                                       -----------
RETAIL - 2.4%
                 8,600     SUPERVALU, INC.*                398,352
                                                       -----------
SEMICONDUCTORS - 9.2%
                 6,425     MEMC Electronic
                               Materials, Inc.*            392,696
                10,000     Silicon Motion
                               Technology Corp.
                               ADR*                        248,300
                18,700     Smart Modular
                               Technologies (WWH),
                               Inc.*                       257,312
                15,913     Varian Semiconductor
                               Equipment
                               Associates, Inc.*           637,454
                                                       -----------
                                                         1,535,762
                                                       -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 5.6%
                 7,730     America Movil S.A. de
                               C.V. ADR                    478,719
                 9,600     Comtech
                               Telecommunications
                               Corp.*                      445,632
                                                       -----------
                                                           924,351
                                                       -----------
TRANSPORTATION - 3.1%
                10,175     GulfMark Offshore, Inc.*        521,164
                                                       -----------
WIRE & CABLE PRODUCTS - 3.5%
                 7,700     General Cable Corp.*            583,275
                                                       -----------
TOTAL COMMON STOCKS
  (COST $13,813,786)                                    16,341,497
                                                       -----------
MONEY MARKET FUNDS - 2.5%
               414,433     FBR Fund for Government
                               Investors                   414,433
                                                       -----------
TOTAL INVESTMENTS - 100.6%
  (COST $14,228,219)                                    16,755,930
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%           (104,223)
                                                       -----------
NET ASSETS - 100.0%                                    $16,651,707
                                                       ===========

----------------------


* Non-income producing.

ADR - American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS



STATEMENTS OF ASSETS AND LIABILITIES
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------



                                                             MID CAP      AGGRESSIVE    FUNDAMENTAL
                                                             GROWTH        MICRO CAP        'A'
                                                            PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------

ASSETS
   Securities at Cost                                     $172,142,690   $ 16,510,438   $14,228,219
                                                          ------------   ------------   -----------
   Securities at Value (Note 1)                           $203,290,252   $ 20,425,410   $16,755,930
   Investment Income Receivable (Note 1)                        62,832         11,391         2,944
   Receivable for Securities Sold (Note 1)                     725,730             --            --
   Receivable for Shares Sold                                  163,405            350         6,246
   Receivable from Adviser                                          --          9,960         5,658
   Other Assets                                                 22,870          8,712        14,718
                                                          ------------   ------------   -----------
    Total Assets                                           204,265,089     20,455,823    16,785,496
                                                          ------------   ------------   -----------

LIABILITIES
   Investment Advisory Fee Payable (Note 2)                    100,616             --            --
   Administrative Fee Payable (Note 2)                          16,990          4,186         3,395
   Payable for Securities Purchased (Note 1)                     5,068             --        48,534
   Payable for Shares Redeemed                                 150,122         43,025        38,844
   Distribution Fees Payable (Note 3)                           84,299         22,251         9,194
   Professional Fees                                            10,350         10,350        10,350
   Other Liabilities                                            73,954         24,897        23,472
                                                          ------------   ------------   -----------
    Total Liabilities                                          441,399        104,709       133,789
                                                          ------------   ------------   -----------

NET ASSETS                                                $203,823,690   $ 20,351,114   $16,651,707
                                                          ============   ============   ===========

NET ASSETS CONSIST OF:
   Paid-in Capital                                        $182,141,927   $ 37,849,342   $15,680,276
   Accumulated Net Investment Loss                            (614,544)       (91,504)      (75,536)
   Accumulated Net Realized Loss on Investments             (8,851,255)   (21,321,696)   (1,480,744)
   Net Unrealized Appreciation of Investments               31,147,562      3,914,972     2,527,711
                                                          ------------   ------------   -----------

NET ASSETS                                                $203,823,690   $ 20,351,114   $16,651,707
                                                          ============   ============   ===========

PRICING OF REGULAR CLASS SHARES
Net assets attributable to Regular Class shares           $129,686,900   $ 20,351,114   $16,651,707
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                3,923,864        607,225     1,088,609
Net asset value, offering and redemption price per share  $      33.05   $      33.51   $     15.30

PRICING OF I CLASS SHARES
Net assets attributable to I Class shares                 $ 74,136,790   $         --   $        --
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                2,189,943             --            --
Net asset value, offering and redemption price per share  $      33.85   $         --   $        --




                       See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS




STATEMENTS OF OPERATIONS
                              For the Six Months Ended June 30, 2007 (unaudited)

--------------------------------------------------------------------------------



                                                             MID CAP      AGGRESSIVE   FUNDAMENTAL
                                                              GROWTH      MICRO CAP        'A'
                                                            PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest (Note 1)                                       $   123,322   $    21,566    $    4,853
   Dividends(A) (Note 1)                                       528,889        46,262        43,851
                                                           -----------   -----------    ----------
    Total Investment Income                                    652,211        67,828        48,704
                                                           -----------   -----------    ----------

EXPENSES
   Investment Advisory Fee (Note 2)                            873,994        89,826        70,041
   Distribution Plan Fees - Regular Class (Note 3)             169,369        26,734        20,846
   Administrative Fee (Note 2)                                 104,046        26,734        20,846
   Transfer Agent Fees
    Regular Class                                               63,303        19,134        12,200
    I Class                                                     68,368            --            --
   Accounting and Pricing Fees                                  43,412        38,412        38,412
   Printing Expense                                             24,705        10,554        10,805
   Custodian Fees                                               88,916        15,986        13,850
   Trustees' Fees                                                8,333         8,333         8,333
   Legal Expense                                                 7,500         7,500         7,500
   Registration Fees
    Regular Class                                               10,182        11,509        11,596
    I Class                                                     12,737            --            --
   Audit Fees                                                   10,200        10,200        11,700
   Compliance Fees                                               6,200           600           600
   Pricing Expense                                               1,203         1,405           673
   Underwriting Fees (Note 3)
    Regular Class                                                2,751           438           340
    I Class                                                      1,471            --            --
   Other Expenses                                               17,031         4,902         1,583
                                                           -----------   -----------    ----------
    Total Expenses                                           1,513,721       272,267       229,325
    Less Expenses Reimbursed by Investment Adviser
       (Note 2)                                               (246,966)     (112,935)     (105,085)
                                                           -----------   -----------    ----------
      Net Expenses                                           1,266,755       159,332       124,240
                                                           -----------   -----------    ----------

NET INVESTMENT LOSS                                           (614,544)      (91,504)      (75,536)

Net Realized Gain on Investments                            22,772,596     2,887,756     2,330,377
Change in Net Unrealized Appreciation/Depreciation of
   Investments                                              (6,492,113)   (1,327,726)      820,628
                                                           -----------   -----------    ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS             16,280,483     1,560,030     3,151,005
                                                           -----------   -----------    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $15,665,939   $ 1,468,526    $3,075,469
                                                           ===========   ===========    ==========

-----------------------------------------------------
(A) Net of foreign tax withholding of:                     $     2,756   $       363    $    3,489




                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS



STATEMENTS OF CHANGES IN NET ASSETS
                                                                   June 30, 2007

--------------------------------------------------------------------------------



                                          MID CAP GROWTH            AGGRESSIVE MICRO CAP           FUNDAMENTAL 'A'
                                            PORTFOLIO                    PORTFOLIO                    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                    FOR THE SIX      FOR THE     FOR THE SIX      FOR THE     FOR THE SIX      FOR THE
                                    MONTHS ENDED   YEAR ENDED    MONTHS ENDED   YEAR ENDED    MONTHS ENDED   YEAR ENDED
                                   JUNE 30, 2007  DECEMBER 31,  JUNE 30, 2007  DECEMBER 31,  JUNE 30, 2007  DECEMBER 31,
                                    (UNAUDITED)       2006       (UNAUDITED)       2006       (UNAUDITED)       2006
-------------------------------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)     $   (614,544) $    686,907   $   (91,504)   $  (222,793)  $   (75,536)  $    (94,457)
   Net Realized Gain (Loss) on
    Investment Transactions           22,772,596    17,186,649     2,887,756      2,173,034     2,330,377     (3,730,915)
   Change in Net Unrealized
    Appreciation/ Depreciation
    of Investments                    (6,492,113)   (8,077,531)   (1,327,726)       (18,042)      820,628      1,538,627
                                    ------------  ------------   -----------    -----------   -----------   ------------
    Net Increase (Decrease) in
       Net Assets Resulting from
       Operations                     15,665,939     9,796,025     1,468,526      1,932,199     3,075,469     (2,286,745)
                                    ------------  ------------   -----------    -----------   -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
    Regular Class                             --      (280,904)           --             --            --             --
    I Class                                   --      (407,231)           --             --            --             --
                                    ------------  ------------   -----------    -----------   -----------   ------------
   Total Distributions to
     Shareholders                             --      (688,135)           --             --            --             --
                                    ------------  ------------   -----------    -----------   -----------   ------------

FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of
     Shares:
    Regular Class                      8,518,726    40,031,109     1,703,104      5,898,935     2,097,758     35,943,841
    I Class                           11,389,812    29,195,805            --             --            --             --
   Reinvested Distributions:
    Regular Class                             --       267,263            --             --            --             --
    I Class                                   --       288,281            --             --            --             --
   Cost of Shares Redeemed:*
    Regular Class                    (30,391,891)  (52,789,249)   (5,138,202)    (8,752,713)   (6,832,380)   (17,622,557)
    I Class                          (11,982,916)  (19,040,080)           --             --            --             --
                                    ------------  ------------   -----------    -----------   -----------   ------------
   Net Increase (Decrease) in Net
     Assets Resulting from Share
     Transactions                    (22,466,269)   (2,046,871)   (3,435,098)    (2,853,778)   (4,734,622)    18,321,284
                                    ------------  ------------   -----------    -----------   -----------   ------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS                       (6,800,330)    7,061,019    (1,966,572)      (921,579)   (1,659,153)    16,034,539
NET ASSETS - Beginning of Period     210,624,020   203,563,001    22,317,686     23,239,265    18,310,860      2,276,321
                                    ------------  ------------   -----------    -----------   -----------   ------------
NET ASSETS - End of Period          $203,823,690  $210,624,020   $20,351,114    $22,317,686   $16,651,707   $ 18,310,860
                                    ============  ============   ===========    ===========   ===========   ============

ACCUMULATED NET INVESTMENT LOSS     $   (614,544) $         --   $   (91,504)   $        --   $   (75,536)  $         --
                                    ============  ============   ===========    ===========   ===========   ============

SHARES
   Sold:
    Regular Class                        262,653     1,278,199        54,794        196,637       149,195      2,655,103
    I Class                              343,603       932,078            --             --            --             --
   Reinvested:
    Regular Class                             --         8,706            --             --            --             --
    I Class                                   --         9,181            --             --
   Redeemed:
    Regular Class                       (940,683)   (1,733,974)     (161,395)      (299,488)     (502,676)    (1,405,161)
    I Class                             (361,784)     (601,682)           --             --            --             --
                                    ------------  ------------   -----------    -----------   -----------   ------------
NET INCREASE (DECREASE) IN SHARES       (696,211)     (107,492)     (106,601)      (102,851)     (353,481)     1,249,942
                                    ============  ============   ===========    ===========   ===========   ============

---------------------------------



* Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended June 30, 2007, these fees were $4,027, $3,204, $161 and $99 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental 'A' Portfolio, respectively. For the period ended December 31, 2006, these fees were $14,008, $12,177, $603 and $56,901 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental 'A' Portfolio, respectively.


                       See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS




FINANCIAL HIGHLIGHTS
MID CAP GROWTH PORTFOLIO, REGULAR CLASS                            June 30, 2007

--------------------------------------------------------------------------------



                                                           FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                          FOR THE SIX
                                          MONTHS ENDED
                                         JUNE 30, 2007
                                          (UNAUDITED)      2006       2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net Asset Value - Beginning of
     Period                                 $  30.70     $  29.25   $  26.05   $  22.77   $  17.34   $  22.47
                                            --------     --------   --------   --------   --------   --------
   Income (Loss) from Investment
     Operations:
    Net Investment Income (Loss)               (0.12)        0.06      (0.22)     (0.19)     (0.18)     (0.16)
    Net Realized and Unrealized Gain
       (Loss) on Investments                    2.47         1.45       3.42       3.47       5.61      (4.97)
                                            --------     --------   --------   --------   --------   --------
   Total from Investment Operations             2.35         1.51       3.20       3.28       5.43      (5.13)
                                            --------     --------   --------   --------   --------   --------
   Distributions to Shareholders:
    From Net Investment Income                    --        (0.06)        --         --         --         --
                                            --------     --------   --------   --------   --------   --------
   Paid-in Capital from Redemption Fees         0.00(A)      0.00(A)    0.00(A)      --         --         --
                                            --------     --------   --------   --------   --------   --------
   Net Increase (Decrease) in Net Asset
     Value                                      2.35         1.45       3.20       3.28       5.43      (5.13)
                                            --------     --------   --------   --------   --------   --------
   Net Asset Value - End of Period          $  33.05     $  30.70   $  29.25   $  26.05   $  22.77   $  17.34
                                            ========     ========   ========   ========   ========   ========

TOTAL INVESTMENT RETURN                         7.65%(B)     5.17%     12.28%     14.40%     31.31%    (22.83)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement                 1.34%(C)     1.34%      1.34%      1.34%      1.34%      1.34%
   Expenses Before Reimbursement                1.50%(C)     1.47%      1.48%      1.45%      1.50%      1.49%
   Net Investment Income (Loss) After
     Reimbursement                             (0.71)%(C)    0.18%     (0.77)%    (0.74)%    (0.91)%    (0.80)%
   Net Investment Income (Loss) Before
     Reimbursement                             (0.87)%(C)    0.05%     (0.91)%    (0.85)%    (1.07)%    (0.95)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate                       116%(C)      116%       104%        96%       131%       170%
   Net Assets at End of Period (in
     thousands)                             $129,687     $141,299   $147,668   $158,655   $176,079   $136,836
   Number of Shares Outstanding at End
     of Period (in thousands)                  3,924        4,602      5,049      6,090      7,734      7,890

---------------------------------------



(A) Less than $0.01.

(B) Total returns for periods of less than one year are not annualized.

(C) Annualized.


                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS



FINANCIAL HIGHLIGHTS
MID CAP GROWTH PORTFOLIO, I CLASS                                  June 30, 2007

--------------------------------------------------------------------------------



                                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                             FOR THE SIX
                                             MONTHS ENDED
                                            JUNE 30, 2007
                                             (UNAUDITED)      2006      2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net Asset Value - Beginning of Period       $ 31.40      $ 29.91   $ 26.55   $ 23.13   $ 17.56   $ 22.65
                                               -------      -------   -------   -------   -------   -------
   Income (Loss) from Investment
     Operations:
    Net Investment Income (Loss)                 (0.06)        0.19     (0.11)    (0.07)    (0.10)    (0.09)
    Net Realized and Unrealized Gain
       (Loss) on Investments                      2.51         1.48      3.47      3.49      5.67     (5.00)
                                               -------      -------   -------   -------   -------   -------
   Total from Investment Operations               2.45         1.67      3.36      3.42      5.57     (5.09)
                                               -------      -------   -------   -------   -------   -------
   Distributions to Shareholders:
    From Net Investment Income                      --        (0.19)       --        --        --        --
                                               -------      -------   -------   -------   -------   -------
   Paid-in Capital from Redemption Fees           0.00(A)      0.01      0.00(A)     --        --        --
                                               -------      -------   -------   -------   -------   -------
   Net Increase (Decrease) in Net Asset
     Value                                        2.45         1.49      3.36      3.42      5.57     (5.09)
                                               -------      -------   -------   -------   -------   -------
   Net Asset Value - End of Period             $ 33.85      $ 31.40   $ 29.91   $ 26.55   $ 23.13   $ 17.56
                                               =======      =======   =======   =======   =======   =======

TOTAL INVESTMENT RETURN                           7.80%(B)     5.60%    12.66%    14.79%    31.72%   (22.47)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement                   0.99%(C)     0.99%     0.99%     0.99%     0.99%     0.99%
   Expenses Before Reimbursement                  1.37%(C)     1.29%     1.26%     1.19%     1.15%     1.14%
   Net Investment Income (Loss) After
     Reimbursement                               (0.36)%(C)    0.63%    (0.41)%   (0.38)%   (0.56)%   (0.46)%
   Net Investment Income (Loss) Before
     Reimbursement                               (0.74)%(C)    0.33%    (0.68)%   (0.58)%   (0.72)%   (0.61)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate                         116%(C)      116%      104%       96%      131%      170%
   Net Assets at End of Period (in
     thousands)                                $74,137      $69,325   $55,895   $51,236   $19,681   $13,179
   Number of Shares Outstanding at End of
     Period (in thousands)                       2,190        2,208     1,869     1,929       851       751

------------------------------------------



(A) Less than $0.01.

(B) Total returns for periods of less than one year are not annualized.

(C) Annualized.


                       See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS




FINANCIAL HIGHLIGHTS
AGGRESSIVE MICRO CAP PORTFOLIO                                     June 30, 2007

--------------------------------------------------------------------------------



                                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                             FOR THE SIX
                                             MONTHS ENDED
                                            JUNE 30, 2007
                                             (UNAUDITED)      2006      2005      2004      2003      2002

PER SHARE OPERATING PERFORMANCE:
   Net Asset Value - Beginning of Period       $ 31.26      $ 28.46   $ 27.49   $ 25.12   $ 17.86   $ 23.10
                                               -------      -------   -------   -------   -------   -------
   Income (Loss) from Investment
     Operations:
    Net Investment Loss                          (0.15)       (0.31)    (0.32)    (0.13)    (0.23)    (0.28)
    Net Realized and Unrealized Gain
       (Loss) on Investments                      2.40         3.11      1.29      2.50      7.49     (4.96)
                                               -------      -------   -------   -------   -------   -------
   Total from Investment Operations               2.25         2.80      0.97      2.37      7.26     (5.24)
                                               -------      -------   -------   -------   -------   -------
   Paid-in Capital from Redemption Fees           0.00(A)      0.00(A)   0.00(A)     --        --        --
                                               -------      -------   -------   -------   -------   -------
   Net Increase (Decrease) in Net Asset
     Value                                        2.25         2.80      0.97      2.37      7.26     (5.24)
                                               -------      -------   -------   -------   -------   -------
   Net Asset Value - End of Period             $ 33.51      $ 31.26   $ 28.46   $ 27.49   $ 25.12   $ 17.86
                                               =======      =======   =======   =======   =======   =======

TOTAL INVESTMENT RETURN                           7.20%(B)     9.84%     3.53%     9.43%    40.65%   (22.68)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement                   1.49%(C)     1.49%     1.49%     1.49%     1.49%     1.49%
   Expenses Before Reimbursement                  2.55%(C)     2.46%     2.54%     2.73%     2.50%     2.23%
   Net Investment Loss After Reimbursement       (0.86)%(C)   (0.96)%   (1.06)%   (0.74)%   (1.01)%   (1.20)%
   Net Investment Loss Before
     Reimbursement                               (1.92)%(C)   (1.93)%   (2.11)%   (1.98)%   (2.02)%   (1.94)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate                          97%(C)       87%       96%      169%      224%      167%
   Net Assets at End of Period (in
     thousands)                                $20,351      $22,318   $23,239   $28,618   $14,023   $ 9,481
   Number of Shares Outstanding at End of
     Period (in thousands)                         607          714       817     1,041       558       531

------------------------------------------



(A) Less than $0.01.

(B) Total returns for periods of less than one year are not annualized.

(C) Annualized.


                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS



FINANCIAL HIGHLIGHTS
FUNDAMENTAL 'A' PORTFOLIO                                          June 30, 2007

--------------------------------------------------------------------------------



                                                         FOR THE SIX       FOR THE        FOR THE
                                                         MONTHS ENDED    YEAR ENDED    PERIOD ENDED
                                                        JUNE 30, 2007   DECEMBER 31,   DECEMBER 31,
                                                         (UNAUDITED)        2006           2005*
----------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net Asset Value - Beginning of Period                   $ 12.70         $ 11.85        $ 10.00
                                                           -------         -------        -------
   Income (Loss) from Investment Operations:
    Net Investment Income (Loss)                             (0.07)          (0.07)          0.01
    Net Realized and Unrealized Gain on Investments           2.67            0.88           1.83
                                                           -------         -------        -------
   Total from Investment Operations                           2.60            0.81           1.84
                                                           -------         -------        -------
   Distributions to Shareholders:
    From Net Investment Income                                  --              --          (0.01)
                                                           -------         -------        -------
   Paid-in Capital from Redemption Fees                       0.00(A)         0.04           0.02
                                                           -------         -------        -------
   Net Increase in Net Asset Value                            2.60            0.85           1.85
                                                           -------         -------        -------
   Net Asset Value - End of Period                         $ 15.30         $ 12.70        $ 11.85
                                                           =======         =======        =======
TOTAL INVESTMENT RETURN                                      20.47%(B)        7.17%         18.65%(B)

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement                               1.49%(C)        1.49%          1.48%(C)
   Expenses Before Reimbursement                              2.76%(C)        2.53%         17.66%(C)
   Net Investment Income (Loss) After Reimbursement          (0.91)%(C)      (0.50)%         0.42%(C)
   Net Investment Loss Before Reimbursement                  (2.17)%(C)      (1.54)%       (15.76)%(C)

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate                                     285%(C)         297%           219%(C)
   Net Assets at End of Period (in thousands)              $16,652         $18,311        $ 2,276
   Number of Shares Outstanding at End of Period (in
     thousands)                                              1,089           1,442            192

------------------------------------------------------



(A) Less than $0.01.

(B) Total returns for periods of less than one year are not annualized.

(C) Annualized.

* From Commencement of Operations May 2, 2005.


                       See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS




NOTES TO FINANCIAL STATEMENTS
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company that offers its shares in a series of no-load diversified and non-diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment strategies and policies: the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio, each a diversified open-end management company portfolio. The Fundamental 'A' Portfolio is a non-diversified open-end management company portfolio.

The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses and realized and unrealized gains and losses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates. Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

The following is a summary of significant accounting policies that the Fund follows:

          (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

          In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Navellier Performance Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

          (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

          (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

                                                     NAVELLIER PERFORMANCE FUNDS

                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

          (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental 'A' Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

The Adviser has agreed to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class, which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio totaling $246,966, $112,935 and $105,085, respectively, for the six months ended June 30, 2007.

3. DISTRIBUTION PLAN

IFS Fund Distributors, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. Prior to November 1, 2006, Navellier Securities, Inc. acted as the Distributor. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

NAVELLIER PERFORMANCE FUNDS




NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

For the six months ended June 30, 2007, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:


---------------------------------------------------------------------------------------------
                                     MID CAP GROWTH   AGGRESSIVE MICRO CAP   FUNDAMENTAL 'A'
                                        PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------

Purchases                             $118,694,538         $10,105,711         $23,417,409
Sales                                 $143,089,096         $14,262,486         $28,229,919
---------------------------------------------------------------------------------------------


5. FEDERAL INCOME TAXES

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The tax character of distributions paid for the year ended December 31, 2006 was as follows:


-------------------------------------------------------------------------------
                                                                        2006
-------------------------------------------------------------------------------
                                                                      ORDINARY
                                                                       INCOME
-------------------------------------------------------------------------------

Mid Cap Growth                                                        $688,135
Aggressive Micro Cap                                                  $     --
Fundamental 'A'                                                       $     --
-------------------------------------------------------------------------------


The following information is computed on a tax basis for each item for the year ended December 31, 2006:


------------------------------------------------------------------------------------------
                                                   MID CAP      AGGRESSIVE    FUNDAMENTAL
                                                   GROWTH        MICRO CAP        'A'
------------------------------------------------------------------------------------------

Gross Unrealized Appreciation                   $ 40,724,871   $  5,569,838   $ 1,849,689
Gross Unrealized Depreciation                     (3,085,196)      (336,180)     (156,319)
------------------------------------------------------------------------------------------
Net Unrealized Appreciation                       37,639,675      5,233,658     1,693,370
Capital Loss Carryforward                        (31,623,851)   (24,186,347)   (3,797,408)
Post-October Losses                                       --        (14,065)           --
------------------------------------------------------------------------------------------
Total Accumulated Earnings (Deficit)            $  6,015,824   $(18,966,754)  $(2,104,038)
------------------------------------------------------------------------------------------
Federal Tax Cost*                               $173,385,599   $ 17,154,695   $17,023,582
------------------------------------------------------------------------------------------

                                                     NAVELLIER PERFORMANCE FUNDS

                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

As of June 30, 2007, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:


-----------------------------------------------------------------------------------------------
                                                        GROSS          GROSS           NET
                                      FEDERAL TAX    UNREALIZED     UNREALIZED     UNREALIZED
                                         COST*      APPRECIATION   DEPRECIATION   APPRECIATION
-----------------------------------------------------------------------------------------------

Mid Cap Growth Portfolio             $172,142,691    $35,230,171    $(4,082,609)   $31,147,562
Aggressive Micro Cap Portfolio       $ 16,519,478    $ 4,709,351    $  (803,419)   $ 3,905,932
Fundamental A Portfolio              $ 14,241,932    $ 2,712,261    $  (198,263)   $ 2,513,998
-----------------------------------------------------------------------------------------------



* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

During the year ended December 31, 2006, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio utilized $16,804,102 and $2,182,535, respectively, of capital loss carryforwards. The remaining capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of December 31, 2006, the Funds have the following capital loss carryforwards:


-------------------------------------------------------------------------------------
                                                                          EXPIRATION
                                                               AMOUNT        DATE
-------------------------------------------------------------------------------------

Mid Cap Growth                                              $ 2,123,133      2009
                                                            $29,500,718      2010
Aggressive Micro Cap*                                       $ 9,255,263      2008
                                                            $11,625,060      2009
                                                            $ 3,306,024      2011
Fundamental 'A'                                             $    21,720      2013
                                                            $ 3,775,688      2014
-------------------------------------------------------------------------------------



* A portion of these capital losses may be limited under tax regulations.

Reclassification of capital accounts - As of December 31, 2006, the Funds made reclassifications of net investment loss on the Statement of Assets and Liabilities as follows:


----------------------------------------------------------------------------------------
                                                    UNDISTRIBUTED
                                                         NET
                                                      INVESTMENT    CAPITAL    PAID-IN
                                                        INCOME       GAINS     CAPITAL
----------------------------------------------------------------------------------------

Mid Cap Growth                                         $  1,228       $--     $  (1,228)
Aggressive Micro Cap                                   $222,793       $--     $(222,793)
Fundamental 'A'                                        $ 94,457       $--     $ (94,457)
----------------------------------------------------------------------------------------


The above reclassifications have no effect on the Funds' net assets or net asset value per share.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is

NAVELLIER PERFORMANCE FUNDS




NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------


required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of June 30, 2007, management has determined that the Funds have no uncertain tax positions.

6. BORROWING AGREEMENT

The Funds have a short-term borrowing agreement with Custodial Trust Company, which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2007, the Funds had no outstanding borrowings.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                     NAVELLIER PERFORMANCE FUNDS



SCHEDULE OF SHAREHOLDER EXPENSES
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


----------------------------------------------------------------------------------------------------------------------------
                                          NET EXPENSE                                                        EXPENSES PAID
                                             RATIO        TOTAL RETURN       BEGINNING         ENDING         DURING THE
                                           ANNUALIZED   SIX MONTHS ENDED   ACCOUNT VALUE   ACCOUNT VALUE   SIX MONTHS ENDED
                                            JUNE 30,        JUNE 30,         JANUARY 1,       JUNE 30,         JUNE 30,
                                              2007            2007              2007            2007             2007*

MID CAP GROWTH PORTFOLIO
   Regular Class           Actual             1.34%            7.65%         $1,000.00       $1,076.50           $6.90
   Regular Class           Hypothetical       1.34%            2.48%         $1,000.00       $1,018.15           $6.71
   I Class                 Actual             0.99%            7.80%         $1,000.00       $1,078.00           $5.10
   I Class                 Hypothetical       0.99%            2.48%         $1,000.00       $1,019.89           $4.96
AGGRESSIVE MICRO CAP PORTFOLIO
                           Actual             1.49%            7.20%         $1,000.00       $1,072.00           $7.65
                           Hypothetical       1.49%            2.48%         $1,000.00       $1,017.41           $7.45
FUNDAMENTAL 'A' PORTFOLIO
                           Actual             1.49%           20.47%         $1,000.00       $1,204.70           $8.15
                           Hypothetical       1.49%            2.48%         $1,000.00       $1,017.41           $7.45
----------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

NAVELLIER PERFORMANCE FUNDS




OTHER ITEMS
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

PROXY VOTING GUIDELINES

Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.


QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


TRANSFER AGENT                     DISTRIBUTOR                        INVESTMENT ADVISER

JPMorgan Chase Bank, N.A.          IFS Fund Distributors, Inc.        Navellier & Associates, Inc.
P.O. Box 5354                      303 Broadway, Suite 1100           One East Liberty, Third Floor
Cincinnati, Ohio 45201             Cincinnati, Ohio 45202             Reno, Nevada 89501

800-622-1386 E.S.T.                                                   800-887-8671 P.S.T.


Item 2.   Codes of Ethics

      (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year. There was an amendment to the definition of reportable funds to include ETFs in the Code of Ethics for Navellier & Associates, Inc. Also, a waiver was given regarding pre-clearance forms to one of Navellier & Associates, Inc.'s portfolio managers for two of his accounts traded as separately managed accounts. This waiver stipulates that the portfolio manager may not personally enter the trades in his accounts, and the securities are traded in a last in, last out fashion so not to gain advantage over our clients.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.   Audit Committee Financial Expert

      (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.   Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2005 were $40,500.00 The aggregate fees for audit services for fiscal 2006 were $46,000.00

      (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2005 or for 2006.

      (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2005 were $5,000 and for 2006 were $5,000.

      (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2005 or 2006.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $9,000 for 2005
           $ 6,000 for 2006

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6.    Reserved (See Item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio Management of Closed - End Management Investment Companies

        N/A

Item 9. Purchases of Equity Securities By Closed - End Management Investment Company and Affiliated Purchases

        N/A

Item 10.   Submission of Matters to a Vote of Security Holders

      There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  August 30, 2007              By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  August 30, 2007              By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  August 30, 2007              By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Financial Officer